Condensed financial information of the parent company (Details) - Schedule of parent company balance sheet - Parent Company [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 7,154,881	$ 48,100
Other current assets	713,106	6,800
Investment in subsidiaries	24,021,154	15,385,144
Total Assets	31,889,141	15,440,044
LIABILITIES AND EQUITY
Total Liabilities	55,000	55,000
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 16,102,420 and 16,102,420 shares issued and outstanding at December 31, 2019 and 2018, respectively)	1,944	1,610
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2019 and 2018, respectively)	550	550
Additional paid-in capital	22,775,154	12,044,855
Retained earnings (Accumulated deficit)	8,141,280	3,682,800
Accumulated other comprehensive loss	915,213	(344,771)
Total Shareholders' Equity	31,834,141	15,385,044
Total Liabilities and Shareholders' Equity	$ 31,889,141	$ 15,440,044